CALL OPTION ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
CALL OPTION ASSETS.
Schedule of key assumptions used in the valuation of call option assets

	Kuaijin		Beijing Naonao
	Initial	As of December 31,	Initial	As of December 31,
Assumptions	Valuation	2024	Valuation	2024
Expected volatility	69.56%	69.22%	118.18%	96.74%
Risk-free rate	1.83%	1.10%	2.11%	1.15%
Contractual term	2	1.33	3.17	2.34
Dividend yield	0%	0%	0%	0%

Schedule of call option assets

	Kuaijin	Beijing Naonao	Total	Total
	US$	US$	RMB	US$
	(in thousands)
Transaction Date	May 20, 2024	March 26, 2024	—	—
Expiration date	April 30, 2026	May 2, 2027	—	—
Exercise Price valuation	60,000	—	—	—
Option equity interest	36.00%	21.70%	—	—
The initial valuation of call option assets	222	509	5,207	731
The call option assets at December 31, 2024	72	2,116	15,843	*2,188
Gain (loss) on fair value of derivative	(150)	1,607	10,636	1,457

* The difference of 2,171 USD in consolidated balance sheets is attributable to fluctuations in the exchange rate. According to the financial statements, the USD amount is converted from RMB using an exchange rate of 7.2993.